SCHEDULE OF CUSTOMERS CONCENTRATIONS OF REVENUE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025		Mar. 31, 2024
Product Information [Line Items]
Total revenues	$ 4,369,185	$ 5,291,295		$ 2,771,574
TioStone Environmental Limited [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Total revenues	$ 2,244,485	$ 4,476,398		$ 1,980,405
Concentration of risk percentage	51.37%	84.60%		71.45%
Tailor Recycled Aggregates HK Limited [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Total revenues	$ 488,800		[1]	$ 421,696
Concentration of risk percentage	11.19%		[1]	15.22%
Customer B [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Total revenues	$ 468,958		[1]		[1]
Concentration of risk percentage	10.73%		[1]		[1]

[1]	Less than 10% of total revenue